CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 1,283	$ 1,221
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	35,424,669	35,294,755
Ordinary shares, shares outstanding	34,321,573	35,294,755
Treasury shares	1,103,096	0